Income Taxes	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes

13. Income Taxes

The entities within the Group file separate tax returns in the respective tax jurisdictions in which they operate.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, the Group’s subsidiaries incorporated in BVI are not subject to tax on income or capital gains. Additionally, upon payments of dividends by these BVI companies to its respective shareholders, no BVI withholding tax will be imposed.

Hong Kong, PRC

Our subsidiaries, HK 3e Network and Maskmeta, are Hong Kong entities subject to the two-tier profits tax rates regime under the Inland Revenue (Amendment) (No.3) Ordinance 2018. Pursuant to Hong Kong tax legislation, only one Hong Kong subsidiary within the Group is eligible for the preferential two-tier profits tax rate, and the remaining Hong Kong subsidiaries shall be subject to the standard profits tax rate of 16.5% on their entire assessable profits.

Under the two-tier profits tax rates regime, the first HKD 2 million of assessable profits of the eligible Hong Kong subsidiary is taxed at the preferential rate of 8.25%, while the remaining assessable profits are taxed at the standard rate of 16.5%.

Finland

The Group’s Finnish subsidiaries are governed by the income tax law of Finland and are subject to Finnish corporate income tax. The current standard corporate income tax rate of Finland is 20%, which applies uniformly to Finnish tax resident companies and permanent establishments of foreign entities operating in Finland.

Pursuant to the official 2026–2029 medium-term fiscal framework released by the Finnish Government in April 2025, Finland has confirmed the latest tax reforms. The standard corporate income tax rate will be decreased from 20% to 18% effective from 1 January 2027, and the loss carryforward period will be extended from 10 years to 25 years, which applies to tax losses arising in the 2026 tax year and thereafter.

Composition of profit or loss before income tax for the periods presented by jurisdictions is as follows:

	For the Six Months Ended December 31,
	2025	2024
	US$	US$
Hong Kong, PRC	1,052,275	929,508
Other jurisdictions	1,184,485	951

Total	(132,210)	930,459

For the six months ended December 31,2025,income tax expenses amounted to USD77,506 and USD （229） in Hong Kong, PRC and other jurisdictions, respectively.

Composition of income tax expense for the periods presented are as follows:

	For the Six Months Ended December 31,
	2025	2024
	US$	US$
Income before income tax expense	109,509	132,180
Deferred income tax expense/(benefit)	(32,232)	-

Total	77,277	132,180

Reconciliation of the income tax expense computed by applying the Hong Kong statutory profits tax rate of 16.5% to the Group’s income (loss) before income taxes for the six months ended December 31, 2024 is as follows:

For the Six Months Ended December 31, 2024
US$

Income before income tax expense	930,459
Hong Kong statutory profits tax rate	16.50%
Income tax at PRC statutory income tax rate	153,526
Difference due to preferential tax	(21,346)
Income tax expense	132,180

In accordance with the updated requirements of ASU 2023 - 09, reconciliation between the statutory tax rate and the Group’s effective tax rate for the year ended December 31, 2025 is as follows:

	For the Six Months Ended December 31, 2025 US$
	Amount	Percent

Profit before income taxes	(132,210)
Income tax expense computed at Hong Kong statutory profits tax rate of 16.5%	(21,816)	16.5%
Foreign tax effects	195,187	(147.6)%
Nontaxable or nondeductible items	(43,602)	33.0%
Other adjustments
Two-tiered profits tax relief	(21,156)	16.0%
Changes in valuation allowance	(31,336)	23.7%

Income tax expense	77,277	(58.5)%

The Group’s deferred tax assets and liabilities consist of the following components:

	As of December 31,
	2025	2024
Deferred tax assets	US$	US$
Allowance against receivables	32,070	-
Lease liability	47,697	-
Net operating loss carry-forwards	330	-
Less: Valuation allowance	(330)	-
Subtotal	79,767	-

Deferred tax liabilities
Right-of-use assets	(47,470)	-
Subtotal	(47,470)	-
Total deferred tax assets, net	32,297	-

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets arising from net operating loss carryforwards are not more likely than not to be realized in future tax years. As of December 31, 2025, the Group had tax losses of approximately USD 330 in Hong Kong, which have no expiry date and may be carried forward indefinitely under Section 19C of the Hong Kong Inland Revenue Ordinance. A full valuation allowance has been recorded against these deferred tax assets.

For the six months ended December 31, 2025 and 2024, the Group did not have any material interest or penalties associated with tax positions. The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2025 or June 30, 2025. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

11. Income Taxes

The entities within the Group file separate tax returns in the respective tax jurisdictions in which they operate.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, the Group’s subsidiaries incorporated in BVI are not subject to tax on income or capital gains. Additionally, upon payments of dividends by these BVI companies to its respective shareholders, no BVI withholding tax will be imposed.

Hong Kong, PRC

Our subsidiary, HK 3e Network, is a Hong Kong entity subject to the two-tier profits tax rates system, which was introduced under the Inland Revenue (Amendment) (No.3) Ordinance 2018 (the “Ordinance”) of Hong Kong, and applies for a year of assessment commencing on or after 1 April 2018.

Under the two-tier profit tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits of a corporation will be subject to the lowered tax rate of 8.25% while the remaining assessable profits will be subject to the tax rate of 16.5%.

In respect of dividends paid to HK 3e Network by Guangzhou 3E Network and Guangzhou Sanyi Network, under Hong Kong’s Foreign-sourced Income Exemption regime effective from 1 January 2023, income arising in or derived from a territory outside Hong Kong (such as dividends) received by a Hong Kong entity which is a multinational enterprise entity (“MNE entity”) carrying on business in Hong Kong may be regarded as specified foreign-sourced income which will be deemed to be sourced from Hong Kong and chargeable to profits tax, subject to certain exemptions. In addition, payments of dividends from our Hong Kong subsidiary to its shareholder(s) are not subject to any Hong Kong withholding tax.

Mainland, PRC

The Group’s PRC subsidiaries are governed by the income tax law of the PRC and are subject to the PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises.

For the years ended June 30, 2025, 2024 and 2023, the income tax rate of the Group’s PRC subsidiaries is 25%.

	For the years ended June 30,
	2025	2024	2023
	US$	US$	US$

Current tax expense	431,139	114,958	1,767
Deferred tax expense	-	-	-

Income tax expenses	431,139	114,958	1,767

A reconciliation of the income tax expense determined at the PRC statutory income tax rate to the Group’s actual income tax expense is as follows:

	For the years ended June 30,
	2025	2024	2023
	US$	US$	US$

Income before income tax expense	1,908,945	817,562	15,789
PRC statutory income tax rate	25%	25%	25%
Income tax at PRC statutory income tax rate	477,236	204,390	3,947
Difference due to preferential tax	(240,772)	(89,432)	(2,180)
Difference due to discontinue subsidiary	194,675	-	-
Income tax expense	431,139	114,958	1,767

For the years ended June 30, 2025, 2024, 2023, the Group has no deferred tax assets.

For the years ended June 30, 2025, 2024 and 2023, the Group did not have any material interest or penalties associated with tax positions. The Group did not have any significant unrecognized uncertain tax positions as of June 30, 2025, 2024 or 2023. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.